SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Convenience translation, Employee defined contribution plan (Details) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥) $ / ¥	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Convenience translation rate (RMB to USD) | $ / ¥	6.9618
Defined contribution plan cost | ¥	¥ 71,433	¥ 36,365	¥ 13,862